UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
REVENUE
License revenue		$ 9,348	$ 12,181
Collaboration revenue		185,615	78,481
Other revenue		90	3,329
Total revenue		195,053	93,991
Cost of collaboration revenue		(69,497)	(49,101)
Cost of license and other revenue		(1,847)	(5,638)
Research and development expenses		(101,924)	(100,964)
Administrative expenses		(31,463)	(31,929)
Selling and distribution expenses		(40,969)	(24,223)
Loss on asset impairment		(970)	0
Finance costs		(5,061)	(5,475)
Finance income	[1]	12,056	13,870
Other (expense)/income, net	[1]	(54,508)	49,681
Loss before tax		(99,130)	(59,788)
Income tax expense		(1,786)	(5)
LOSS FOR THE PERIOD		(100,916)	(59,793)
Attributable to:
Ordinary equity holders of the parent		$ (100,916)	$ (59,793)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in dollars per share)		$ (0.27)	$ (0.16)
Diluted (in dollars per share)		$ (0.27)	$ (0.16)
OTHER COMPREHENSIVE INCOME/(LOSS)
Exchange differences on translation of foreign operations		$ 60,729	$ (47,993)
Net other comprehensive income/(loss)		60,729	(47,993)
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD, NET OF TAX		60,729	(47,993)
Total comprehensive income/(loss) for the period		(40,187)	(107,786)
Attributable to:
Ordinary equity holders of the parent		$ (40,187)	$ (107,786)

[1]	Certain prior year amounts have been reclassified to present finance income as a separate line item and to combine other income/(expense), net for comparative purposes